Loss Per Share	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Loss Per Share

NOTE 27: LOSS PER SHARE

	2023	2022	2021

Basic loss per share	(A$0.02) (2 cent)	(A$0.02) (2 cent)	(A$0.01) (1 cent)
Diluted loss per share	(A$0.02 (2 cent)	(A$0.02 (2 cent)	(A$0.01 (1 cent)

The basic and diluted loss per share amounts have been calculated using the ‘Loss after income tax’ figure in the consolidated statement of profit or and other comprehensive income.

	2023 A$	2022 A$	2021 A$
Loss Per Share (Basic and Diluted):
Loss after tax for the year	(31,846,957)	(21,759,358)	(8,697,037)

	2023 number	2022 number	2011 number
Weighted Average Number of Ordinary Shares - Basic
Weighted average number of ordinary shares used in calculating basic loss per share:	1,468,735,424	1,353,350,744	779,941,036

Weighted Average Number of Ordinary Shares – Diluted
Weighted average number of ordinary shares used in calculating basic loss per share:	1,468,735,424	1,353,350,744	779,941,036
Shares deemed to be issued for no consideration in respect of employee options	46,690,480	31,065,272	20,056,450
Potential ordinary shares which are anti-dilutive and excluded	(46,690,480)	(31,065,272)	(20,056,450)
Shares deemed to be issued for no consideration in respect of warrants	142,000,000	142,000,000	166,082,988
Potential ordinary shares which are anti-dilutive and excluded	(142,000,000)	(142,000,000)	(166,082,988)
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,468,735,424	1,353,350,744	779,941,036

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purposes of diluted loss per share.

	2023 number	2022 number	2021 number
Employee options	46,690,480	31,065,272	20,056,450
Warrants	142,000,000	142,000,000	166,082,988